Non-interest revenue (Tables)	12 Months Ended
Mar. 31, 2022
Summary of Disaggregation of Revenue
The table below presents the fees and commissions disaggregated by revenue source for the years ended March 31, 2020, March 31, 2021 and March 31, 2022.

	Fiscal years ended March 31,
	2020		2021		2022		2022

	(In millions)
Deposit related fees	Rs.	29,031.9	Rs.	28,150.4	Rs.	37,415.4	US$	493.2
Lending related fees		30,699.9		30,973.1		40,532.5		534.2
Third-party products related fees		28,169.6		35,733.0		44,216.1		582.8
Payments and cards business fees		58,899.3		50,758.2		56,170.2		740.3
Others		13,298.8		19,795.7		24,645.3		324.9

Fees and commissions	Rs.	160,099.5	Rs.	165,410.4	Rs.	202,979.5	US$	2,675.4

Summary of Disaggregation of Revenue from Business Segments
The table below presents the fees and commission disaggregated by segment for the years ended March 31, 2020, March 31, 2021 and March 31, 2022.

	Fiscal year ended March 31,
	2020		2021		2022		2022

	(In millions)
Retail Banking	Rs.	146,855.7	Rs.	153,018.2	Rs.	182,464.1	US$	2,405.0
Wholesale Banking		13,041.6		11,712.7		19,802.0		261.0
Treasury Services		202.2		679.5		713.4		9.4

Fees and commissions	Rs.	160,099.5	Rs.	165,410.4	Rs.	202,979.5	US$	2,675.4